Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Fair Value Measurements
Fair Value Measurements

10. Fair Value Measurements

The Company follows accounting guidance that emphasizes that fair value is a market‑based measurement, not an entity specific measurement. Fair value is defined as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.” Fair value measurements are defined on a three level hierarchy:

Level 1 inputs:  Unadjusted quoted prices for identical assets or liabilities in active markets;

Level 2 inputs:  Quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active, or inputs which are observable, weather directly or indirectly, for substantially the full term of the asset or liability;

Level 3 inputs:  Unobservable inputs that reflect the Company’s own assumptions about the assumptions market participants would use in pricing the asset or liability in which there is little, if any, market activity for the asset or liability at the measurement date.

As of June 30, 2019 and December 31, 2018, the fair values of cash and cash equivalents, restricted cash, other assets, accounts payable, accrued liabilities and other liabilities approximated their carrying values because of the short‑term nature of these assets or liabilities. The estimated fair value of the Company’s Term Loan while outstanding was based on amortized cost which was deemed to approximate fair value. There were no transfers between fair value hierarchy levels during the three and six months ended June 30, 2019 and 2018.

There were no instruments measured on a recurring fair value basis as of June 30, 2019 and December 31, 2018. In addition, no financial instruments were measured on a non‑recurring basis for any of the periods presented.

11. Fair Value Measurements

The Company follows accounting guidance that emphasizes that fair value is a market‑based measurement, not an entity specific measurement. Fair value is defined as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.” Fair value measurements are defined on a three level hierarchy:

Level 1 inputs:  Unadjusted quoted prices for identical assets or liabilities in active markets;

Level 2 inputs:  Quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active, or inputs which are observable, weather directly or indirectly, for substantially the full term of the asset or liability;

Level 3 inputs:  Unobservable inputs that reflect the Company’s own assumptions about the assumptions market participants would use in pricing the asset or liability in which there is little, if any, market activity for the asset or liability at the measurement date.

As of December 31, 2018 and 2017, the fair values of cash and cash equivalents, prepaids, other assets, accounts payable and accrued liabilities approximated their carrying values because of the short‑term nature of these assets or liabilities. The estimated fair value of the Company’s Interim Notes prior to conversion upon the close of the IPO, and Term Loan was based on amortized cost which was deemed to approximate fair value. The derivative liability associated with the conversion premium on the Interim Notes while outstanding was based on cash flow models discounted at current implied market rates evidenced in recent arms‑length transactions representing expected returns by market participants for similar instruments which were based on Level 3 inputs.

The following table provides a roll‑forward of the Company’s premium conversion derivative liabilities measured at fair value on a recurring basis using unobservable level 3 inputs (in thousands):

	For the Year Ended December 31,
	2018	2017	2016
Balance as of beginning of period	$—	$—	$345
Issuance of underlying convertible notes	—	—	505
Change in fair value of premium conversion derivative	—	—	(850)
Reversal of premium conversion derivative associated with note extinguishment	—	—	—
Redemption of underlying convertible notes	—	—	—
Balance as of end of period	$—	$—	$—

There were no financial instruments measured on a recurring basis as of December 31, 2018 and 2017 and on a non‑recurring basis for any of the periods presented.